UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form


1. Name and address of issuer

Rydex Series Funds
9601 Blackwell Road
Suite 500
Rockville, MD  20850


2.	The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes) ?

This form is being filed for
Long/Short Commodities Strategy Fund A-Class C-Class and H-Class
Multi-Hedge Strategies Fund A-Class C-Class and H-Class
Commodities Strategy Fund A-Class C-Class and H-Class and Managed Futures Strategy Fund A-Class C-Class and H-Class.




3.	Investment Company Act File Number:  811-07584


Securities Act File Number:  033-59692



4(a). Last day of fiscal year for which this Form is filed:
December 31 2009





4(b).? Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year).
  (See Instruction A.2)



Note If the Form is being filed late interest must be paid on the registration fee due.



4(c).? Check box if this is the last time the issuer will be filing this Form.


5.	Calculation of registration fee

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f)			$ 2384137968

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year				$ 1193079425

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
 	Earlier than October 11 1995 that were not
previously used to reduce registration fees payable
to the Commission						$0

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]
 $ 1193079425


(v)	Net Sales -- if item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]			$ 1191058543





(vi)	Redemption credits available for use in future years	$ ___0____
--if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]




(vii)	Multiplier for determining registration fee (See  x$ 0.0000713

Instruction C.9)

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 0 if no fee is due)				    =$ 84922.48


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11 1997 then report the amount of securities (number of shares or other units) deducted here __0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here __0___.


7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D)
             +$_0_______


8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

             =$ 84,922.48_


9. Date the registration fee and any interest payment was sent
to the Commissions lockbox depository:   March 22 2010

Method of Delivery:

?	Wire Transfer
?	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*	_/s/ Nick Bonos______

                      Nick Bonos Vice President and Treasurer


Date   _______March 24 2010_____________


*Please print the name and title of the signing officer below the signature.